Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of expenses by nature
The following employee benefits expenses are included in cost of sales, general and administrative expenses, exploration expenses and other expenses.

	Years ended December 31,
	2025	2024
Salaries, short-term incentives, and other benefits	$247.3	$213.7
Share-based compensation	8.1	5.7
Other	4.5	6.4
	$259.9	$225.8